UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—45.6%
Aerospace & defense—0.9%
Spirit AeroSystems Holdings, Inc., Class A	30,809	1,166,429
TransDigm Group, Inc.*	2,524	1,458,998
		2,625,427
Auto components—0.5%
Aptiv PLC*	8,571	1,374,360

Automobiles—1.4%
Ford Motor Co.	84,990	1,630,958
Rivian Automotive, Inc., Class A*	2,200	263,472
Tesla, Inc.*	1,640	1,877,407
		3,771,837
Banks—1.2%
Bank OZK	25,672	1,147,795
Wells Fargo & Co.	47,122	2,251,489
		3,399,284
Beverages—0.5%
Constellation Brands, Inc., Class A	6,498	1,464,194

Biotechnology—2.1%
AbbVie, Inc.	38,227	4,406,808
BioNTech SE, ADR*	1,500	527,610
Vertex Pharmaceuticals, Inc.*	4,502	841,604
		5,776,022
Capital markets—1.0%
Ameriprise Financial, Inc.	6,705	1,941,768
Charles Schwab Corp.	11,541	893,158
		2,834,926
Chemicals—0.5%
CF Industries Holdings, Inc.	25,010	1,515,356

Commercial services & supplies—0.3%
Stericycle, Inc.*	16,086	908,859

Communications equipment—0.4%
Ciena Corp.*	17,821	1,073,359

Consumer finance—0.4%
Synchrony Financial	23,653	1,059,418

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified financial services—0.4%
Voya Financial, Inc.	18,180	1,129,705

Electric utilities—0.7%
NextEra Energy, Inc.	22,777	1,976,588

Electrical equipment—0.7%
Regal Rexnord Corp.	11,610	1,835,541

Entertainment—1.3%
Netflix, Inc.*	1,770	1,136,163
Take-Two Interactive Software, Inc.*	14,929	2,476,423
		3,612,586
Equity real estate investment trusts—0.7%
Prologis, Inc.	12,600	1,899,450

Food products—1.4%
Bunge Ltd.	25,317	2,191,693
Mondelez International, Inc., Class A	30,698	1,809,340
		4,001,033
Health care equipment & supplies—1.2%
Cooper Cos., Inc.	1,707	642,634
DexCom, Inc.*	2,053	1,154,997
Edwards Lifesciences Corp.*	15,041	1,614,050
		3,411,681
Health care providers & services—1.0%
Laboratory Corp. of America Holdings*	5,697	1,625,525
UnitedHealth Group, Inc.	2,459	1,092,337
		2,717,862
Hotels, restaurants & leisure—1.3%
Airbnb, Inc., Class A*	284	49,001
Booking Holdings, Inc.*	507	1,065,638
Las Vegas Sands Corp.*	28,903	1,029,525
McDonald's Corp.	6,587	1,611,180
		3,755,344
Insurance—0.7%
Allstate Corp.	8,047	874,870

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Marsh & McLennan Cos., Inc.	6,820	1,118,616
		1,993,486
Interactive media & services—3.0%
Alphabet, Inc., Class A*	2,158	6,124,296
Match Group, Inc.*	8,076	1,049,799
Meta Platforms, Inc. Class A*	4,055	1,315,686
		8,489,781
Internet & direct marketing retail—1.9%
Amazon.com, Inc.*	1,344	4,713,502
Farfetch Ltd., Class A*	14,456	497,431
		5,210,933
IT services—2.0%
Akamai Technologies, Inc.*	17,755	2,000,989
Fidelity National Information Services, Inc.	5,838	610,071
Marqeta, Inc., Class A*	21,217	417,126
Visa, Inc., A Shares	13,400	2,596,518
		5,624,704
Life sciences tools & services—1.3%
10X Genomics, Inc., Class A*	2,449	374,232
Bio-Rad Laboratories, Inc., Class A*	2,659	2,002,759
IQVIA Holdings, Inc.*	4,436	1,149,500
		3,526,491
Machinery—1.4%
AGCO Corp.	12,819	1,412,782
Ingersoll Rand, Inc.	41,143	2,400,283
		3,813,065
Media—0.5%
Comcast Corp., Class A	29,954	1,497,101

Multiline retail—1.3%
Dollar General Corp.	6,072	1,343,734
Dollar Tree, Inc.*	17,469	2,337,876
		3,681,610
Oil, gas & consumable fuels—1.3%
APA Corp.	43,581	1,123,083
ConocoPhillips	5,532	387,959

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Williams Cos., Inc.	80,443	2,155,068
		3,666,110
Road & rail—0.6%
Union Pacific Corp.	7,589	1,788,272

Semiconductors & semiconductor equipment—3.1%
Advanced Micro Devices, Inc.*	13,183	2,087,792
Applied Materials, Inc.	12,730	1,873,728
Marvell Technology, Inc.	17,469	1,243,269
Micron Technology, Inc.	17,787	1,494,108
NVIDIA Corp.	4,392	1,435,130
Universal Display Corp.	3,278	468,918
		8,602,945
Software—7.1%
DocuSign, Inc.*	4,118	1,014,510
HubSpot, Inc.*	2,142	1,728,401
Microsoft Corp.	22,754	7,522,245
salesforce.com, Inc.*	11,913	3,394,729
ServiceNow, Inc.*	3,018	1,954,759
Trade Desk, Inc., Class A*	11,294	1,168,025
VMware, Inc., Class A	9,078	1,059,766
Zscaler, Inc.*	5,253	1,822,633
		19,665,068
Technology hardware, storage & peripherals—2.9%
Apple, Inc.	42,929	7,096,164
Western Digital Corp.*	16,371	946,898
		8,043,062
Textiles, apparel & luxury goods—0.4%
Nike, Inc., Class B	5,947	1,006,470

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—0.2%
United Rentals, Inc.*	1,656	560,953
Total common stocks (cost—$87,687,220)		127,312,883

Preferred stocks—0.0%†
Financial services—0.0%†
Squaretwo Financial Corp.[1,2] (cost—$0)	35,000	0

Exchange traded funds—7.2%
Energy Select Sector SPDR Fund	66,441	3,627,014
Health Care Select Sector SPDR Fund	10,704	1,388,630
Invesco S&P 500 Equal Weight ETF[3]	35,802	5,498,829
iShares Core S&P Mid-Cap ETF	20,491	5,537,488
JPMorgan BetaBuilders MSCI US REIT ETF	40,620	4,174,924
Total exchange traded funds (cost—$20,073,190)		20,226,885

	Face amount ($)
Asset-backed securities—4.6%
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B,
0.970%, due 02/18/26	350,000	351,065
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%,
0.674%, due 05/15/28[4]	350,000	347,222
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[5]	275,000	277,896
Dell Equipment Finance Trust,
Series 2021-2, Class D,
1.210%, due 06/22/27[5]	325,000	321,836
Drive Auto Receivables Trust,
Series 2018-4, Class D,
4.090%, due 01/15/26	183,736	187,104
DT Auto Owner Trust,
Series 2021-1A, Class C,
0.840%, due 10/15/26[5]	325,000	322,374
Series 2021-1A, Class D,
1.160%, due 11/16/26[5]	325,000	320,847

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.190%, due 07/15/31[5]	560,000	591,471
Series 2020-1, Class A,
2.040%, due 08/15/31[5]	450,000	459,690
Series 2021-REV2, Class D,
2.600%, due 05/15/34[5]	575,000	573,584
Golden Credit Card Trust,
Series 2021-1A, Class C,
1.740%, due 08/15/28[5]	450,000	444,186
HPEFS Equipment Trust,
Series 2021-1A, Class D,
1.030%, due 03/20/31[5]	675,000	667,252
Series 2021-2A, Class D,
1.290%, due 03/20/29[5]	425,000	419,502
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
1.341%, due 03/17/37[4,5]	149,978	150,002
New Residential Advance Receivables Trust Advance Receivables Backed Notes,
Series 2020-APT1, Class AT1,
1.035%, due 12/16/52[5]	175,000	174,983
NRZ Advance Receivables Trust,
Series 2020-T3, Class AT3,
1.317%, due 10/15/52[5]	90,000	90,027
Ocwen Master Advance Receivables Trust,
Series 2020-T1, Class AT1,
1.278%, due 08/15/52[5]	325,000	324,957
OneMain Direct Auto Receivables Trust,
Series 2019-1A, Class A,
3.630%, due 09/14/27[5]	550,000	584,769
OneMain Financial Issuance Trust,
Series 2020-2A, Class A,
1.750%, due 09/14/35[5]	600,000	597,023
Series 2020-2A, Class B,
2.210%, due 09/14/35[5]	300,000	301,888
Series 2021-1A, Class A1,
1.550%, due 06/16/36[5]	600,000	594,542
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class B,
0.770%, due 12/15/25[5]	475,000	474,266
Santander Drive Auto Receivables Trust,
Series 2020-2, Class B,
0.960%, due 11/15/24	350,000	350,400

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Santander Retail Auto Lease Trust,
Series 2021-B, Class C,
1.100%, due 06/20/25[5]	1,150,000	1,134,560
Series 2021-C, Class C,
1.110%, due 03/20/26[5]	325,000	321,412
Sofi Consumer Loan Program Trust,
Series 2018-1, Class B,
3.650%, due 02/25/27[5]	53,328	53,707
Series 2018-2, Class B,
3.790%, due 04/26/27[5]	21,773	21,842
Series 2018-3, Class B,
4.020%, due 08/25/27[5]	55,935	56,271
Tesla Auto Lease Trust,
Series 2020-A, Class B,
1.180%, due 01/22/24[5]	150,000	150,587
Series 2020-A, Class D,
2.330%, due 02/20/24[5]	150,000	152,349
Series 2021-A, Class A4,
0.660%, due 03/20/25[5]	700,000	697,102
Series 2021-A, Class D,
1.340%, due 03/20/25[5]	575,000	570,091
Series 2021-B, Class D,
1.320%, due 09/22/25[5]	325,000	321,643
World Omni Select Auto Trust,
Series 2021-A, Class D,
1.440%, due 11/15/27	325,000	320,294
Total asset-backed securities (cost—$12,728,840)		12,726,744

Corporate bonds—12.3%
Aerospace & defense—0.1%
Bombardier, Inc.
7.125%, due 06/15/26[5]	35,000	36,137
7.500%, due 12/01/24[5]	29,000	30,088
7.500%, due 03/15/25[5]	25,000	25,480
Raytheon Technologies Corp.
4.125%, due 11/16/28	150,000	168,570
TransDigm, Inc.
4.625%, due 01/15/29	65,000	62,272
6.375%, due 06/15/26	25,000	25,719
		348,266
Agriculture—0.0%†
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	83,376

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Airlines—0.1%
American Airlines Group, Inc.
5.000%, due 06/01/22[5]	75,000	74,719
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[5]	70,000	71,487
United Airlines, Inc.
4.375%, due 04/15/26[5]	3,000	3,012
4.625%, due 04/15/29[5]	15,000	14,920
		164,138
Apparel—0.0%†
William Carter Co.
5.625%, due 03/15/27[5]	10,000	10,295

Auto manufacturers—0.2%
Allison Transmission, Inc.
5.875%, due 06/01/29[5]	50,000	53,427
Ford Motor Co.
7.450%, due 07/16/31	100,000	134,296
9.000%, due 04/22/25	100,000	121,470
General Motors Co.
6.600%, due 04/01/36	200,000	268,685
PM General Purchaser LLC
9.500%, due 10/01/28[5]	55,000	56,313
		634,191
Auto parts & equipment—0.1%
Clarios Global LP
6.750%, due 05/15/25[5]	4,000	4,175
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, due 05/15/26[5]	4,000	4,157
Meritor, Inc.
4.500%, due 12/15/28[5]	5,000	4,975
6.250%, due 06/01/25[5]	40,000	41,550
Tenneco, Inc.
5.000%, due 07/15/26	35,000	33,409
5.125%, due 04/15/29[5]	30,000	28,889
7.875%, due 01/15/29[5]	5,000	5,344
		122,499
Banks—2.2%
Bank of America Corp.
4.200%, due 08/26/24	120,000	128,951
5.700%, due 01/24/22	550,000	554,312

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
6.110%, due 01/29/37	350,000	472,256
Series Z,
(fixed, converts to FRN on 10/23/24),
6.500%, due 10/23/24[6]	25,000	27,100
Bank of New York Mellon Corp.
1.600%, due 04/24/25	150,000	151,551
Barclays PLC
4.337%, due 01/10/28	305,000	333,897
Citigroup, Inc.
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30	150,000	166,100
5.500%, due 09/13/25	300,000	339,514
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[6]	30,000	30,673
6.675%, due 09/13/43	125,000	190,123
Goldman Sachs Group, Inc.
3 mo. USD LIBOR + 1.600%,
1.776%, due 11/29/23[4]	600,000	614,980
5.150%, due 05/22/45	160,000	209,158
5.750%, due 01/24/22	200,000	201,540
HSBC Holdings PLC
6.500%, due 09/15/37	200,000	277,044
JPMorgan Chase & Co.
3.875%, due 09/10/24	550,000	586,865
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48	150,000	179,431
Series R,
(fixed, converts to FRN on 08/01/23),
6.000%, due 08/01/23[6]	50,000	51,500
Kreditanstalt fuer Wiederaufbau
1.963%, due 04/18/36[7]	105,000	81,873
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	219,356
Morgan Stanley
4.300%, due 01/27/45	150,000	185,519
4.350%, due 09/08/26	365,000	403,997
4.875%, due 11/01/22	720,000	747,193
Wells Fargo & Co.
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	95,000	100,454
		6,253,387
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Beverages—(concluded)
4.700%, due 02/01/36	75,000	90,188
4.900%, due 02/01/46	30,000	38,084
Primo Water Holdings, Inc.
4.375%, due 04/30/29[5]	78,000	77,198
		205,470
Biotechnology—0.1%
Biogen, Inc.
3.250%, due 02/15/51[5]	56,000	55,866
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	210,457
4.750%, due 03/01/46	50,000	63,467
		329,790
Building materials—0.2%
Builders FirstSource, Inc.
4.250%, due 02/01/32[5]	10,000	10,044
5.000%, due 03/01/30[5]	25,000	26,544
6.750%, due 06/01/27[5]	4,000	4,210
Cornerstone Building Brands, Inc.
6.125%, due 01/15/29[5]	42,000	43,785
Masco Corp.
4.500%, due 05/15/47	100,000	122,480
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[5]	71,000	70,822
9.750%, due 07/15/28[5]	47,000	50,299
Patrick Industries, Inc.
4.750%, due 05/01/29[5]	25,000	24,430
7.500%, due 10/15/27[5]	35,000	37,100
SRM Escrow Issuer LLC
6.000%, due 11/01/28[5]	91,000	94,169
		483,883
Chemicals—0.2%
Chemours Co.
4.625%, due 11/15/29[5]	40,000	38,650
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	116,518
LYB International Finance II BV
3.500%, due 03/02/27	150,000	161,517
NOVA Chemicals Corp.
4.250%, due 05/15/29[5]	20,000	19,600
5.250%, due 06/01/27[5]	75,000	78,750

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Nutrien Ltd.
4.200%, due 04/01/29	100,000	113,032
Tronox, Inc.
4.625%, due 03/15/29[5]	35,000	33,950
WR Grace Holdings LLC
4.875%, due 06/15/27[5]	25,000	24,805
5.625%, due 10/01/24[5]	50,000	53,205
		640,027
Coal—0.0%†
SunCoke Energy, Inc.
4.875%, due 06/30/29[5]	33,000	32,068

Commercial services—0.3%
ASGN, Inc.
4.625%, due 05/15/28[5]	59,000	60,516
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[5]	10,000	10,234
5.750%, due 07/15/27[5]	77,000	79,888
Carriage Services, Inc.
4.250%, due 05/15/29[5]	35,000	34,300
Garda World Security Corp.
9.500%, due 11/01/27[5]	73,000	76,084
Gartner, Inc.
3.625%, due 06/15/29[5]	15,000	14,906
4.500%, due 07/01/28[5]	10,000	10,393
Hertz Corp.
5.000%, due 12/01/29[5]	5,000	4,900
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.
5.000%, due 02/01/26[5]	25,000	25,243
MoneyGram International, Inc.
5.375%, due 08/01/26[5]	88,000	87,120
NESCO Holdings II, Inc.
5.500%, due 04/15/29[5]	40,000	40,588
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[5]	30,000	30,623
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[5]	5,000	4,731
Rent-A-Center, Inc.
6.375%, due 02/15/29[5]	50,000	51,272
Square, Inc.
3.500%, due 06/01/31[5]	35,000	35,481

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
WW International, Inc.
4.500%, due 04/15/29[5]	70,000	65,100
Yale University,
Series 2020,
1.482%, due 04/15/30	100,000	98,043
		729,422
Computers—0.2%
Ahead DB Holdings LLC
6.625%, due 05/01/28[5]	25,000	24,965
Apple, Inc.
3.850%, due 05/04/43	210,000	249,138
Booz Allen Hamilton, Inc.
3.875%, due 09/01/28[5]	10,000	10,050
4.000%, due 07/01/29[5]	35,000	35,175
International Business Machines Corp.
5.875%, due 11/29/32	175,000	230,983
KBR, Inc.
4.750%, due 09/30/28[5]	10,000	10,150
Science Applications International Corp.
4.875%, due 04/01/28[5]	10,000	10,225
Western Digital Corp.
4.750%, due 02/15/26	50,000	53,996
		624,682
Distribution & wholesale—0.0%†
American Builders & Contractors Supply Co., Inc.
3.875%, due 11/15/29[5]	41,000	40,200
4.000%, due 01/15/28[5]	10,000	10,088
		50,288
Diversified financial services—0.4%
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	72,051
Capital One Financial Corp.
3.750%, due 07/28/26	200,000	214,562
Coinbase Global, Inc.
3.375%, due 10/01/28[5]	37,000	34,780
Curo Group Holdings Corp.
7.500%, due 08/01/28[5]	83,000	82,946
Enact Holdings, Inc.
6.500%, due 08/15/25[5]	35,000	38,055

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[5]	24,000	23,070
5.500%, due 08/15/28[5]	35,000	34,869
6.000%, due 01/15/27[5]	30,000	30,976
Navient Corp.
4.875%, due 03/15/28	63,000	61,298
5.000%, due 03/15/27	35,000	35,127
OneMain Finance Corp.
3.875%, due 09/15/28	35,000	33,775
5.375%, due 11/15/29	10,000	10,523
5.625%, due 03/15/23	35,000	36,269
6.125%, due 03/15/24	30,000	31,500
7.125%, due 03/15/26	100,000	112,396
8.875%, due 06/01/25	15,000	16,088
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.625%, due 03/01/29[5]	70,000	68,425
Visa, Inc.
2.000%, due 08/15/50	50,000	44,237
		980,947
Electric—0.8%
Alabama Power Co.
6.000%, due 03/01/39	30,000	42,264
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	84,189
4.450%, due 01/15/49	200,000	248,362
Calpine Corp.
4.625%, due 02/01/29[5]	25,000	23,937
5.000%, due 02/01/31[5]	30,000	28,864
5.125%, due 03/15/28[5]	30,000	29,699
Clearway Energy Operating LLC
4.750%, due 03/15/28[5]	25,000	26,250
Dominion Energy, Inc.
3.900%, due 10/01/25	150,000	162,212
DTE Electric Co.
3.950%, due 03/01/49	100,000	120,681
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	150,000	185,251
Exelon Corp.
3.400%, due 04/15/26	170,000	181,184
4.450%, due 04/15/46	200,000	247,989
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[8]	30,000	35,597

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	64,241
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[5]	35,000	34,650
National Rural Utilities Cooperative Finance Corp.
3.900%, due 11/01/28	100,000	111,340
Northern States Power Co.
2.600%, due 05/15/23	50,000	50,897
NRG Energy, Inc.
3.625%, due 02/15/31[5]	25,000	23,750
5.250%, due 06/15/29[5]	10,000	10,366
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	40,000	46,863
Southern California Edison Co.
3.650%, due 02/01/50	175,000	187,801
Southern Power Co.
5.250%, due 07/15/43	160,000	198,743
Virginia Electric and Power Co.
4.600%, due 12/01/48	100,000	128,815
Vistra Operations Co. LLC
5.000%, due 07/31/27[5]	65,000	65,686
		2,339,631
Electrical components & equipment—0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[5]	34,000	32,258
4.750%, due 06/15/28[5]	25,000	24,654
		56,912
Electronics—0.0%†
Sensata Technologies BV
4.000%, due 04/15/29[5]	10,000	10,140

Energy-Alternate Sources—0.0%†
Renewable Energy Group, Inc.
5.875%, due 06/01/28[5]	32,000	32,560
TerraForm Power Operating LLC
4.750%, due 01/15/30[5]	62,000	62,915
		95,475
Engineering & construction—0.1%
Arcosa, Inc.
4.375%, due 04/15/29[5]	30,000	30,273

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Engineering & construction—(concluded)
Artera Services LLC
9.033%, due 12/04/25[5]	68,000	68,340
Dycom Industries, Inc.
4.500%, due 04/15/29[5]	40,000	40,272
Great Lakes Dredge & Dock Corp.
5.250%, due 06/01/29[5]	67,000	68,412
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[5]	30,000	30,880
		238,177
Entertainment—0.1%
Affinity Gaming
6.875%, due 12/15/27[5]	58,000	59,450
Caesars Entertainment, Inc.
6.250%, due 07/01/25[5]	43,000	44,711
8.125%, due 07/01/27[5]	118,000	129,464
Cinemark USA, Inc.
5.250%, due 07/15/28[5]	25,000	23,687
5.875%, due 03/15/26[5]	30,000	29,639
		286,951
Environmental control—0.0%†
Covanta Holding Corp.
5.000%, due 09/01/30	20,000	20,100
Covert Mergeco, Inc.
4.875%, due 12/01/29[5]	5,000	5,025
GFL Environmental, Inc.
4.000%, due 08/01/28[5]	10,000	9,701
4.375%, due 08/15/29[5]	35,000	34,049
4.750%, due 06/15/29[5]	20,000	19,997
		88,872
Food—0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, due 03/15/29[5]	5,000	4,955
4.875%, due 02/15/30[5]	30,000	31,885
5.875%, due 02/15/28[5]	15,000	15,789
Kraft Heinz Foods Co.
5.200%, due 07/15/45	51,000	64,910
6.875%, due 01/26/39	25,000	36,597
Kroger Co.
2.800%, due 08/01/22	100,000	101,312
3.850%, due 08/01/23	160,000	167,016

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Food—(concluded)
3.875%, due 10/15/46	100,000	112,006
Performance Food Group, Inc.
4.250%, due 08/01/29[5]	30,000	28,887
5.500%, due 10/15/27[5]	10,000	10,300
Post Holdings, Inc.
4.625%, due 04/15/30[5]	44,000	43,450
5.500%, due 12/15/29[5]	5,000	5,172
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[5]	30,000	29,578
United Natural Foods, Inc.
6.750%, due 10/15/28[5]	30,000	32,138
		683,995
Forest Products & Paper—0.0%†
Clearwater Paper Corp.
4.750%, due 08/15/28[5]	30,000	30,300

Healthcare-products—0.2%
Abbott Laboratories
3.750%, due 11/30/26	62,000	68,229
4.900%, due 11/30/46	50,000	69,536
Avantor Funding, Inc.
4.625%, due 07/15/28[5]	60,000	61,962
Medtronic, Inc.
4.375%, due 03/15/35	97,000	119,315
Mozart Debt Merger Sub,Inc.
5.250%, due 10/01/29[5]	49,000	48,939
Zimmer Biomet Holdings, Inc.
4.250%, due 08/15/35	50,000	54,705
		422,686
Healthcare-services—0.3%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[5]	30,000	30,450
Centene Corp.
3.000%, due 10/15/30	60,000	59,904
4.625%, due 12/15/29	95,000	101,650
CHS/Community Health Systems, Inc.
5.625%, due 03/15/27[5]	45,000	46,125
6.875%, due 04/15/29[5]	87,000	85,510
8.000%, due 03/15/26[5]	40,000	41,800
DaVita, Inc.
4.625%, due 06/01/30[5]	53,000	52,337

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
Encompass Health Corp.
4.500%, due 02/01/28	60,000	60,600
Legacy LifePoint Health LLC
4.375%, due 02/15/27[5]	60,000	59,069
MEDNAX, Inc.
6.250%, due 01/15/27[5]	20,000	20,874
Select Medical Corp.
6.250%, due 08/15/26[5]	25,000	26,248
Tenet Healthcare Corp.
4.625%, due 07/15/24	14,000	14,122
4.625%, due 06/15/28[5]	10,000	10,204
4.875%, due 01/01/26[5]	35,000	35,788
5.125%, due 11/01/27[5]	35,000	35,939
6.125%, due 10/01/28[5]	81,000	82,733
UnitedHealth Group, Inc.
4.625%, due 07/15/35	40,000	49,588
		812,941
Home builders—0.1%
Forestar Group, Inc.
3.850%, due 05/15/26[5]	30,000	29,775
Installed Building Products, Inc.
5.750%, due 02/01/28[5]	10,000	10,463
KB Home
6.875%, due 06/15/27	35,000	41,125
Mattamy Group Corp.
5.250%, due 12/15/27[5]	19,000	19,729
Picasso Finance Sub, Inc.
6.125%, due 06/15/25[5]	22,000	22,852
Tri Pointe Homes, Inc.
5.700%, due 06/15/28	27,000	29,025
Williams Scotsman International, Inc.
4.625%, due 08/15/28[5]	50,000	50,875
		203,844
Home Furnishings—0.0%†
Tempur Sealy International, Inc.
3.875%, due 10/15/31[5]	13,000	12,559

Housewares—0.0%†
Newell Brands, Inc.
6.000%, due 04/01/46[8]	25,000	31,063

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Insurance—0.5%
Allstate Corp.
3.280%, due 12/15/26	200,000	215,175
3.850%, due 08/10/49	50,000	60,442
American International Group, Inc.
2.500%, due 06/30/25	75,000	77,603
Aon PLC
4.750%, due 05/15/45	50,000	64,461
Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22	150,000	151,761
4.250%, due 01/15/49	100,000	124,264
Genworth Holdings, Inc.
4.900%, due 08/15/23	35,000	37,275
Lincoln National Corp.
4.000%, due 09/01/23	150,000	157,917
MetLife, Inc.
4.125%, due 08/13/42	130,000	154,053
Prudential Financial, Inc.
6.625%, due 06/21/40	110,000	166,695
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[5]	50,000	61,671
		1,271,317
Internet—0.1%
Alibaba Group Holding Ltd.
2.125%, due 02/09/31	200,000	194,100
Amazon.com, Inc.
2.500%, due 06/03/50	150,000	143,544
Netflix, Inc.
5.875%, due 02/15/25	15,000	16,870
Uber Technologies, Inc.
4.500%, due 08/15/29[5]	20,000	19,800
7.500%, due 09/15/27[5]	20,000	21,700
		396,014
Iron & steel—0.0%†
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[5]	4,000	4,290
Commercial Metals Co.
3.875%, due 02/15/31	28,000	27,860

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Iron & steel—(concluded)
TMS International Corp.
6.250%, due 04/15/29[5]	30,000	30,150
		62,300
Leisure Time—0.1%
Carnival Corp.
5.750%, due 03/01/27[5]	60,000	58,641
7.625%, due 03/01/26[5]	50,000	51,275
NCL Corp. Ltd.
5.875%, due 03/15/26[5]	25,000	24,366
Pinnacle Bidco PLC
6.375%, due 02/15/25[9]	GBP 100,000	133,766
Royal Caribbean Cruises Ltd.
5.500%, due 08/31/26[5]	39,000	38,025
7.500%, due 10/15/27	25,000	28,706
9.125%, due 06/15/23[5]	25,000	26,516
		361,295
Lodging—0.0%†
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC
4.875%, due 07/01/31[5]	10,000	9,900
5.000%, due 06/01/29[5]	20,000	19,857
		29,757
Machinery-diversified—0.0%†
GrafTech Finance, Inc.
4.625%, due 12/15/28[5]	52,000	52,634
Mueller Water Products, Inc.
4.000%, due 06/15/29[5]	20,000	20,000
		72,634
Media—0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[5]	20,000	19,702
4.250%, due 01/15/34[5]	35,000	33,670
4.750%, due 03/01/30[5]	147,000	150,621
5.375%, due 06/01/29[5]	50,000	52,891
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	150,000	164,561
Comcast Corp.
2.887%, due 11/01/51[5]	289,000	282,547
3.969%, due 11/01/47	185,000	214,558

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media—(concluded)
CSC Holdings LLC
7.500%, due 04/01/28[5]	25,000	26,531
Fox Corp.
3.050%, due 04/07/25	25,000	26,314
5.576%, due 01/25/49	50,000	68,372
Gray Escrow II, Inc.
5.375%, due 11/15/31[5]	50,000	50,107
Liberty Interactive LLC
8.250%, due 02/01/30	30,000	32,097
Nexstar Media, Inc.
4.750%, due 11/01/28[5]	10,000	9,986
5.625%, due 07/15/27[5]	35,000	36,312
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[5]	10,000	9,938
6.500%, due 09/15/28[5]	50,000	48,485
Sirius XM Radio, Inc.
3.875%, due 09/01/31[5]	20,000	18,950
4.000%, due 07/15/28[5]	45,000	44,494
4.125%, due 07/01/30[5]	20,000	19,538
5.500%, due 07/01/29[5]	30,000	31,822
TEGNA, Inc.
4.750%, due 03/15/26[5]	5,000	5,150
Time Warner Cable LLC
6.550%, due 05/01/37	25,000	33,481
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	38,350
Univision Communications, Inc.
4.500%, due 05/01/29[5]	35,000	34,976
6.625%, due 06/01/27[5]	20,000	21,394
Videotron Ltd.
3.625%, due 06/15/29[5]	20,000	20,025
Walt Disney Co.
2.000%, due 09/01/29	100,000	99,835
4.950%, due 10/15/45	70,000	93,404
		1,688,111
Mining—0.1%
Arconic Corp.
6.125%, due 02/15/28[5]	10,000	10,398
Hudbay Minerals, Inc.
6.125%, due 04/01/29[5]	20,000	20,813
Novelis Corp.
3.250%, due 11/15/26[5]	10,000	9,991

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Mining—(concluded)
3.875%, due 08/15/31[5]	58,000	55,970
4.750%, due 01/30/30[5]	35,000	35,339
Southern Copper Corp.
6.750%, due 04/16/40	90,000	124,133
		256,644
Miscellaneous manufacturers—0.3%
Amsted Industries, Inc.
4.625%, due 05/15/30[5]	30,000	30,225
5.625%, due 07/01/27[5]	15,000	15,488
Eaton Corp.
2.750%, due 11/02/22	70,000	71,354
GE Capital Funding LLC
3.450%, due 05/15/25	200,000	213,394
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	200,000	241,726
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	115,259
		687,446
Oil & gas—0.8%
Aker BP ASA
3.750%, due 01/15/30[5]	150,000	159,008
Antero Resources Corp.
5.375%, due 03/01/30[5]	10,000	10,313
7.625%, due 02/01/29[5]	42,000	46,057
Apache Corp.
4.875%, due 11/15/27	45,000	47,925
5.100%, due 09/01/40	55,000	59,634
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[5]	30,000	29,550
7.000%, due 11/01/26[5]	30,000	30,450
8.250%, due 12/31/28[5]	10,000	10,543
BP Capital Markets America, Inc.
3.017%, due 01/16/27	75,000	79,092
Burlington Resources LLC
7.200%, due 08/15/31	150,000	213,348
California Resources Corp.
7.125%, due 02/01/26[5]	59,000	60,807
Comstock Resources, Inc.
5.875%, due 01/15/30[5]	20,000	20,031
6.750%, due 03/01/29[5]	30,000	31,200

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Ecopetrol SA
5.375%, due 06/26/26	325,000	340,031
EOG Resources, Inc.
3.900%, due 04/01/35	50,000	56,472
EQT Corp.
3.625%, due 05/15/31[5]	49,000	49,926
7.500%, due 02/01/30[8]	35,000	44,170
Equinor ASA
4.800%, due 11/08/43	50,000	65,249
Exxon Mobil Corp.
4.114%, due 03/01/46	50,000	59,480
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[5]	75,000	73,789
Marathon Petroleum Corp.
4.750%, due 09/15/44	110,000	129,208
Murphy Oil Corp.
6.375%, due 07/15/28	35,000	36,092
6.875%, due 08/15/24	15,000	15,188
7.050%, due 05/01/29	81,000	88,477
Nabors Industries, Inc.
9.000%, due 02/01/25[5]	14,000	14,210
Occidental Petroleum Corp.
3.400%, due 04/15/26	20,000	19,811
5.500%, due 12/01/25	3,000	3,208
6.375%, due 09/01/28	50,000	57,000
6.450%, due 09/15/36	76,000	94,372
6.950%, due 07/01/24	30,000	33,000
8.500%, due 07/15/27	75,000	91,016
Shell International Finance BV
4.375%, due 05/11/45	100,000	123,351
Southwestern Energy Co.
5.375%, due 03/15/30	30,000	31,238
8.375%, due 09/15/28	10,000	11,017
		2,234,263
Oil & gas services—0.0%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[5]	10,000	10,250
6.875%, due 04/01/27[5]	30,000	31,200
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	39,000	39,682

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas services—(concluded)
6.875%, due 09/01/27	35,000	35,896
		117,028
Packaging & containers—0.1%
Cascades, Inc./Cascades USA, Inc.
5.375%, due 01/15/28[5]	10,000	10,325
Graphic Packaging International LLC
3.500%, due 03/15/28[5]	35,000	34,650
4.750%, due 07/15/27[5]	15,000	16,087
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[5]	34,000	35,230
6.625%, due 05/13/27[5]	34,000	35,573
Silgan Holdings, Inc.
4.125%, due 02/01/28	10,000	10,125
		141,990
Pharmaceuticals—0.5%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	31,730
3.800%, due 03/15/25	90,000	96,197
4.450%, due 05/14/46	200,000	242,788
Bausch Health Americas, Inc.
8.500%, due 01/31/27[5]	65,000	66,845
9.250%, due 04/01/26[5]	20,000	20,950
Bausch Health Cos., Inc.
5.000%, due 01/30/28[5]	25,000	22,232
Bristol-Myers Squibb Co.
4.125%, due 06/15/39	250,000	297,076
CVS Health Corp.
3.500%, due 07/20/22	60,000	60,832
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[5]	30,000	31,650
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, due 04/30/28[5]	200,000	199,541
Pfizer, Inc.
7.200%, due 03/15/39	270,000	437,349
		1,507,190
Pipelines—0.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[5]	60,000	63,150
Buckeye Partners LP
4.500%, due 03/01/28[5]	35,000	33,958

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
5.600%, due 10/15/44	17,000	16,278
5.850%, due 11/15/43	25,000	24,616
Cheniere Energy Partners LP
3.250%, due 01/31/32[5]	14,000	13,598
4.000%, due 03/01/31[5]	30,000	30,600
Cheniere Energy, Inc.
4.625%, due 10/15/28	30,000	30,900
CNX Midstream Partners LP
4.750%, due 04/15/30[5]	35,000	34,475
DCP Midstream Operating LP
5.375%, due 07/15/25	25,000	26,673
5.625%, due 07/15/27	52,000	58,078
Energy Transfer LP
5.400%, due 10/01/47	100,000	119,039
EnLink Midstream LLC
5.625%, due 01/15/28[5]	30,000	30,750
EQM Midstream Partners LP
4.500%, due 01/15/29[5]	10,000	9,925
4.750%, due 01/15/31[5]	10,000	10,100
5.500%, due 07/15/28	10,000	10,600
6.500%, due 07/01/27[5]	20,000	21,600
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, due 06/15/24	27,000	26,746
8.000%, due 01/15/27	63,000	62,451
Hess Midstream Operations LP
4.250%, due 02/15/30[5]	10,000	9,676
5.125%, due 06/15/28[5]	35,000	35,787
5.625%, due 02/15/26[5]	60,000	61,350
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[5]	30,000	29,850
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	166,525
5.550%, due 06/01/45	120,000	151,990
MPLX LP
4.875%, due 06/01/25	120,000	131,321
NuStar Logistics LP
5.625%, due 04/28/27	25,000	25,531
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, due 09/15/30	150,000	157,350
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	80,000	90,056
Targa Resources Partners LP/Targa Resources Partners Finance Corp.

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
5.000%, due 01/15/28	75,000	77,542
5.500%, due 03/01/30	25,000	27,187
Venture Global Calcasieu Pass LLC
3.875%, due 08/15/29[5]	35,000	35,145
Western Midstream Operating LP
4.350%, due 02/01/25[8]	40,000	41,400
5.450%, due 04/01/44	10,000	11,550
Williams Cos., Inc.
4.300%, due 03/04/24	80,000	84,930
		1,760,727
Real estate—0.0%†
Howard Hughes Corp.
5.375%, due 08/01/28[5]	29,000	30,305

Real estate investment trusts—0.2%
AvalonBay Communities, Inc.
3.450%, due 06/01/25	70,000	74,579
Boston Properties LP
2.750%, due 10/01/26	40,000	41,647
EPR Properties
4.500%, due 06/01/27	30,000	32,043
Iron Mountain, Inc.
4.875%, due 09/15/27[5]	40,000	40,570
iStar, Inc.
4.750%, due 10/01/24	25,000	25,832
5.500%, due 02/15/26	35,000	36,137
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750%, due 06/15/29[5]	25,000	24,875
5.250%, due 10/01/25[5]	15,000	15,077
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26	57,000	61,132
5.750%, due 02/01/27	25,000	28,313
Service Properties Trust
7.500%, due 09/15/25	25,000	26,535
Ventas Realty LP
3.500%, due 02/01/25	35,000	37,068

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
VICI Properties LP/VICI Note Co., Inc.
4.625%, due 12/01/29[5]	45,000	47,802
		491,610
Retail—0.3%
Academy Ltd.
6.000%, due 11/15/27[5]	30,000	31,725
Bath & Body Works, Inc.
6.625%, due 10/01/30[5]	70,000	77,655
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[5]	53,000	52,073
4.500%, due 11/15/26[5]	5,000	5,150
Group 1 Automotive, Inc.
4.000%, due 08/15/28[5]	44,000	43,527
Home Depot, Inc.
2.125%, due 09/15/26	50,000	51,592
3.350%, due 09/15/25	40,000	42,899
Lithia Motors, Inc.
3.875%, due 06/01/29[5]	20,000	20,237
4.625%, due 12/15/27[5]	15,000	15,638
Macy's Retail Holdings LLC
5.875%, due 04/01/29[5]	43,000	45,827
McDonald's Corp.
3.800%, due 04/01/28	225,000	249,224
4.875%, due 12/09/45	20,000	25,934
QVC, Inc.
4.750%, due 02/15/27	10,000	10,214
4.850%, due 04/01/24	25,000	26,750
Rite Aid Corp.
7.500%, due 07/01/25[5]	30,000	29,925
8.000%, due 11/15/26[5]	20,000	19,883
White Cap Buyer LLC
6.875%, due 10/15/28[5]	67,000	68,340
		816,593
Semiconductors—0.3%
Broadcom, Inc.
3.137%, due 11/15/35[5]	190,000	186,765
NVIDIA Corp.
2.850%, due 04/01/30	100,000	106,180
NXP BV/NXP Funding LLC
5.550%, due 12/01/28[5]	100,000	120,394

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Semiconductors—(concluded)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[5]	95,000	102,647
QUALCOMM, Inc.
3.250%, due 05/20/27	80,000	86,248
Texas Instruments, Inc.
1.850%, due 05/15/22	90,000	90,539
		692,773
Software—0.5%
Boxer Parent Co., Inc.
7.125%, due 10/02/25[5]	27,000	28,286
Elastic N.V.
4.125%, due 07/15/29[5]	15,000	14,700
Fiserv, Inc.
3.200%, due 07/01/26	90,000	94,978
3.500%, due 07/01/29	200,000	213,121
Microsoft Corp.
2.375%, due 02/12/22	180,000	180,402
2.525%, due 06/01/50	120,000	118,979
3.500%, due 02/12/35	250,000	287,051
Oracle Corp.
2.500%, due 05/15/22	130,000	130,775
2.800%, due 04/01/27	50,000	51,803
5.375%, due 07/15/40	216,000	271,216
		1,391,311
Telecommunications—0.9%
Altice France Holding SA
10.500%, due 05/15/27[5]	200,000	215,264
America Movil SAB de CV
3.125%, due 07/16/22	40,000	40,470
AT&T, Inc.
3.800%, due 12/01/57	117,000	122,185
6.000%, due 08/15/40	330,000	450,349
Consolidated Communications, Inc.
6.500%, due 10/01/28[5]	77,000	79,887
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[8]	150,000	219,407
DKT Finance ApS
9.375%, due 06/17/23[5]	200,000	202,000
Frontier Communications Holdings LLC
5.875%, due 10/15/27[5]	50,000	51,634
6.750%, due 05/01/29[5]	30,000	30,879

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
Level 3 Financing, Inc.
4.250%, due 07/01/28[5]	71,000	69,225
LogMeIn, Inc.
5.500%, due 09/01/27[5]	40,000	39,800
Lumen Technologies, Inc.
5.625%, due 04/01/25	10,000	10,417
Rogers Communications, Inc.
5.000%, due 03/15/44	40,000	49,094
Sprint Capital Corp.
6.875%, due 11/15/28	100,000	123,457
Sprint Corp.
7.625%, due 03/01/26	35,000	41,344
Switch Ltd.
4.125%, due 06/15/29[5]	20,000	20,091
Verizon Communications, Inc.
2.355%, due 03/15/32[5]	209,000	206,867
2.987%, due 10/30/56	50,000	48,104
4.016%, due 12/03/29	182,000	204,074
4.862%, due 08/21/46	50,000	65,804
ViaSat, Inc.
5.625%, due 09/15/25[5]	50,000	50,532
5.625%, due 04/15/27[5]	15,000	15,322
		2,356,206
Toys/Games/Hobbies—0.0%†
Mattel, Inc.
3.750%, due 04/01/29[5]	10,000	10,231

Transportation—0.3%
Burlington Northern Santa Fe LLC
3.050%, due 03/15/22	150,000	150,139
5.150%, due 09/01/43	210,000	284,495
Danaos Corp.
8.500%, due 03/01/28[5]	100,000	109,250
Norfolk Southern Corp.
3.400%, due 11/01/49	100,000	109,535
Seaspan Corp.
5.500%, due 08/01/29[5]	42,000	41,580

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(concluded)
Transportation—(concluded)
United Parcel Service, Inc.
3.750%, due 11/15/47	50,000	60,209
		755,208
Trucking & leasing—0.0%†
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28[5]	51,000	49,980
Total corporate bonds (cost—$33,329,732)		34,187,208

Mortgage-backed securities—5.8%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[5,10]	117,879	117,681
Series 2020-4, Class A1,
1.469%, due 06/25/65[5,10]	136,698	136,792
Series 2020-R1, Class A1,
0.990%, due 04/25/53[5,10]	202,634	201,976
Series 2021-4, Class A1,
1.035%, due 01/20/65[5,10]	222,053	219,883
Series 2021-5, Class A1,
0.951%, due 07/25/66[5,10]	311,595	308,339
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[5,10]	38,819	38,993
Series 2019-4, Class A1,
2.993%, due 07/26/49[5,10]	89,891	90,324
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1,
1.373%, due 05/25/65[5,10]	88,339	88,573
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class B,
2.511%, due 10/15/54[5]	375,000	374,212
BANK,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	342,822
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class D,
1 mo. USD LIBOR + 1.400%,
1.490%, due 06/15/38[4,5]	350,000	347,827
BX Mortgage Trust,
Series 2021-PAC, Class D,
1 mo. USD LIBOR + 1.298%,
1.388%, due 10/15/36[4,5]	325,000	324,215

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
BX Trust,
Series 2021-LGCY, Class D,
1 mo. USD LIBOR + 1.302%,
1.392%, due 10/15/23[4,5]	800,000	792,625
Series 2021-MFM1, Class D,
1 mo. USD LIBOR + 1.500%,
1.590%, due 01/15/34[4,5]	175,000	173,036
CHT Mortgage Trust,
Series 2017-CSMO, Class D,
1 mo. USD LIBOR + 2.250%,
2.339%, due 11/15/36[4,5]	375,000	374,771
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[10]	350,000	395,777
COLT Funding LLC,
Series 2021-3R, Class A1,
1.051%, due 12/25/64[5,10]	514,125	512,259
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[5,10]	27,817	27,887
Series 2020-3, Class A1,
1.506%, due 04/27/65[5,10]	41,360	41,407
Series 2021-2, Class A1,
0.924%, due 08/25/66[5,10]	167,369	165,920
Series 2021-3, Class A1,
0.956%, due 09/27/66[5,10]	220,210	217,601
Series 2021-HX1, Class A1,
1.110%, due 10/25/66[5,10]	614,617	609,940
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[5,10]	70,832	70,482
COMM Mortgage Trust,
Series 2021-LBA, Class C,
1 mo. USD LIBOR + 1.200%,
1.290%, due 03/15/38[4,5]	1,000,000	989,979
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[5,8]	144,753	144,516
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1,
0.715%, due 05/25/65[5,10]	182,406	181,416
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD LIBOR + 2.250%,
2.340%, due 07/15/38[4,5]	273,577	273,576

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
FREMF Mortgage Trust,
Series 2017-K64, Class B,
4.129%, due 05/25/50[5,10]	50,000	54,336
GCAT Trust,
Series 2021-NQM4, Class A1,
1.093%, due 08/25/66[5,10]	284,554	281,764
GS Mortgage Securities Trust,
Series 2017-GS5, Class B,
4.047%, due 03/10/50[10]	325,000	348,613
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[5,10]	406,095	403,839
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[5,10]	81,879	81,579
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[5]	425,000	424,699
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	263,224
Med Trust,
Series 2021-MDLN, Class D,
1 mo. USD LIBOR + 2.000%,
2.100%, due 11/15/38[4,5]	800,000	796,996
MFA Trust,
Series 2021-NQM2, Class A1,
1.029%, due 11/25/64[5,10]	152,428	151,492
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class D,
1 mo. USD LIBOR + 1.601%,
1.691%, due 04/15/38[4,5]	700,000	698,247
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[10]	260,000	280,246
Series 2017-C34, Class C,
4.318%, due 11/15/52[10]	150,000	159,759
New Residential Mortgage Loan Trust,
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[5,10]	52,823	52,985
Series 2021-NQM3, Class A1,
1.156%, due 11/27/56[5,10]	576,316	574,780
ONE Mortgage Trust,
Series 2021-PARK, Class C,
1 mo. USD LIBOR + 1.100%,
1.190%, due 03/15/36[4,5]	850,000	844,719
Residential Mortgage Loan Trust,

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Series 2019-3, Class A1,
2.633%, due 09/25/59[5,10]	103,917	104,143
Series 2020-1, Class A1,
2.376%, due 01/26/60[5,10]	54,101	54,376
Series 2020-2, Class A1,
1.654%, due 05/25/60[5,10]	88,839	89,143
SLG Office Trust,
Series 2021-OVA, Class C,
2.851%, due 07/15/41[5]	150,000	151,939
Verus Securitization Trust,
Series 2019-3, Class A1,
2.784%, due 07/25/59[5,8]	52,316	52,541
Series 2019-4, Class A1,
2.642%, due 11/25/59[5,8]	64,967	65,778
Series 2020-4, Class A1,
1.502%, due 05/25/65[5,8]	65,152	65,152
Series 2020-5, Class A1,
1.218%, due 05/25/65[5,8]	128,105	127,926
Series 2021-1, Class A1,
0.815%, due 01/25/66[5,10]	185,051	183,323
Series 2021-3, Class A1,
1.046%, due 06/25/66[5,10]	797,369	790,725
Series 2021-4, Class A1,
0.938%, due 07/25/66[5,10]	137,758	136,242
Series 2021-5, Class A1,
1.013%, due 09/25/66[5,10]	482,288	475,430
Series 2021-R1, Class A1,
0.820%, due 10/25/63[5,10]	241,758	241,112
Series 2021-R3, Class A1,
1.020%, due 04/25/64[5,10]	457,207	454,767
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[5,10]	28,979	29,073
Series 2020-2, Class A1,
1.475%, due 04/25/65[5,10]	53,306	53,262
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.994%, due 05/15/51[10]	150,000	164,521
Total mortgage-backed securities (cost—$16,290,365)		16,219,560

Municipal bonds—0.8%
California—0.1%
State of California, GO Bonds
7.550%, due 04/01/39	205,000	348,516

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Georgia—0.1%
State of Georgia, GO Bonds,
Series B,
3.950%, due 07/01/37	250,000	281,325

Hawaii—0.1%
State of Hawaii, GO Bonds,
Series FZ,
2.245%, due 08/01/38	125,000	122,177

Illinois—0.1%
State of Illinois, GO Bonds
6.630%, due 02/01/35	150,000	186,331

Massachusetts—0.0%†
Commonwealth of Massachusetts, Taxable Refunding, GO Bonds,
Series D,
2.813%, due 09/01/43	40,000	42,044

Michigan—0.0%†
Michigan Finance Authority Hospital (Trinity Health Corp Obligated Group), Taxable Refunding, Revenue Bonds
3.084%, due 12/01/34	100,000	107,846

New York—0.2%
Metropolitan Transportation Authority, Revenue Bonds
6.668%, due 11/15/39	40,000	57,286
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series C-5,
3.800%, due 05/01/29	300,000	334,146
New York State Dormitory Authority Unrefunded, Taxable Refunding, Revenue Bonds,
Series F,
3.190%, due 02/15/43	100,000	107,806
New York State Dormitory Authority, Taxable Refunding, Revenue Bonds,
Series F,
2.657%, due 02/15/28	150,000	157,336
		656,574
Tennessee—0.1%
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	126,877

Texas—0.1%
Texas Transportation Commission, Taxable Refunding, GO Bonds
2.472%, due 10/01/44	150,000	150,571

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Utah—0.0%†
Utah Transit Authority, Taxable Refunding, Revenue Bonds,
Series B,
3.443%, due 12/15/42	100,000	105,001
Total municipal bonds (cost—$2,008,205)		2,127,262

Non-U.S. government agency obligations—0.7%
Chile Government International Bond
3.125%, due 01/21/26	200,000	210,975
Colombia Government International Bond
8.125%, due 05/21/24	135,000	153,377
Indonesia Government International Bond
3.400%, due 09/18/29	200,000	214,288
Israel Government AID Bond
5.500%, due 09/18/33	175,000	246,590
Mexico Government International Bond
3.250%, due 04/16/30	400,000	407,700
4.750%, due 04/27/32	200,000	223,162
Panama Government International Bond
6.700%, due 01/26/36	265,000	348,607
8.875%, due 09/30/27	60,000	80,374
Republic of Poland Government International Bond
5.000%, due 03/23/22	35,000	35,456
Uruguay Government International Bond
4.125%, due 11/20/45	80,000	93,090
Total non-U.S. government agency obligations (cost—$1,946,654)		2,013,619

U.S. government agency obligations—4.1%
Federal Home Loan Mortgage Corporation Certificates
3.000%, due 11/01/46	102,446	107,487
3.000%, due 07/01/47	130,806	136,982
3.000%, due 08/01/47	127,152	133,156
4.000%, due 05/01/47	119,026	127,367
5.000%, due 03/01/38	12,424	13,968
5.500%, due 05/01/37	50,774	56,959
5.500%, due 08/01/40	15,029	17,268
6.500%, due 08/01/28	28,672	32,128
Federal National Mortgage Association Certificates
2.000%, due 01/01/51	543,739	545,421
2.000%, due 03/01/51	1,932,932	1,935,487
2.500%, due 08/01/51	1,158,929	1,190,224
3.000%, due 11/01/48	209,775	220,014

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
3.000%, due 02/01/50	234,563	243,517
3.500%, due 12/01/47	90,982	96,211
3.500%, due 02/01/48	654,400	692,014
4.000%, due 12/01/39	36,752	40,079
4.000%, due 02/01/41	17,412	18,994
4.000%, due 08/01/45	114,115	124,441
4.500%, due 09/01/37	122,523	134,364
4.500%, due 07/01/47	62,895	68,354
5.000%, due 10/01/39	5,544	6,243
5.000%, due 05/01/40	5,151	5,796
5.500%, due 08/01/39	18,271	20,503
7.000%, due 08/01/32	87,970	103,128
7.500%, due 02/01/33	1,338	1,465
Government National Mortgage Association Certificate I
4.000%, due 07/15/42	31,666	34,677
Government National Mortgage Association Certificates II
3.000%, due 01/20/47	54,201	56,725
3.000%, due 07/20/47	151,120	157,645
3.000%, due 08/20/47	112,815	117,686
3.500%, due 04/20/47	141,583	148,981
6.000%, due 11/20/28	300	330
6.000%, due 02/20/29	617	680
6.000%, due 02/20/34	213,718	244,000
UMBS TBA
2.000%	1,800,000	1,801,188
2.500%	400,000	413,431
3.000%	2,375,000	2,465,986
Total U.S. government agency obligations (cost—$11,478,451)		11,512,899

U.S. Treasury obligations—5.0%
U.S. Treasury Bonds
1.250%, due 05/15/50	320,000	279,863
1.375%, due 11/15/40	1,293,000	1,192,287
1.375%, due 08/15/50	555,000	500,866
2.000%, due 02/15/50	145,000	151,502
2.000%, due 08/15/51	844,000	883,826
2.250%, due 08/15/49	305,000	335,298
2.375%, due 05/15/51	820,000	930,059
2.875%, due 05/15/49	535,000	661,310
3.125%, due 02/15/42	485,000	591,624
3.375%, due 11/15/48	220,000	294,938
3.750%, due 11/15/43	230,000	308,658

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

	Face amount ($)	Value ($)
U.S. Treasury obligations—(concluded)
U.S. Treasury Inflation Indexed Notes (TIPS)
0.125%, due 04/15/26	821,024	890,217
U.S. Treasury Notes
0.375%, due 11/30/25	575,000	559,435
0.750%, due 08/31/26	848,000	832,696
1.000%, due 07/31/28	610,000	596,323
1.125%, due 08/31/28	960,000	945,525
1.125%, due 02/15/31	475,000	463,700
1.250%, due 09/30/28	360,000	357,356
1.250%, due 08/15/31	1,525,000	1,500,457
1.500%, due 11/30/28	1,325,000	1,336,594
1.625%, due 08/15/29	10,000	10,195
2.250%, due 05/15/41	225,000	239,484
Total U.S. Treasury obligations (cost—$13,791,102)		13,862,213

	Number of shares
Short-term investments—15.2%
Investment companies—15.2%
State Street Institutional U.S. Government Money Market Fund, 0.030%[11] (cost—$42,305,720)	42,305,720	42,305,720

Investment of cash collateral from securities loaned—1.4%
Money market funds—1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[11] (cost—$3,960,600)	3,960,600	3,960,600

	Number of contracts	Notional amount
Swaptions purchased—0.0%†
Put Interest rate swaptions—0.0%†
CDX North American High Yield Series 37 Index, strike @ 108.500%, expires 12/15/21 (Counterparty BOA) (cost—$15,000)	12,000	USD	1,200,000	15,391
Total investments (cost—$245,615,079)[12]—102.7%				286,470,984
Liabilities in excess of other assets—(2.7)%				(7,650,383)
Net assets — 100.0%				$278,820,601

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

Swaptions written
Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	1,200	1,200,000	CDX North American High Yield Series 37 Index, strike @104.000%	BOA	Receive	12/15/21	5,280	(1,348)	3,932
USD	1,200	1,200,000	CDX North American High Yield Series 37 Index, strike @106.000%	BOA	Receive	12/15/21	7,800	(3,869)	3,931
Total swaptions written							13,080	(5,217)	7,863

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
246	USD	Russell 1000 Value Index Futures	December 2021	19,316,505	19,175,700	(140,805)
154	USD	Russell 2000 Mini Index Futures	December 2021	17,562,437	16,919,210	(643,227)
21	USD	S&P 500 E-Mini Index Futures	December 2021	4,671,286	4,794,563	123,277
U.S. Treasury futures buy contracts:
6	USD	U.S. Long Bond Futures	March 2022	950,663	972,750	22,087
19	USD	U.S. Treasury Note 5 Year Futures	March 2022	2,292,535	2,306,570	14,035
Total				44,793,426	44,168,793	(624,633)
U.S. Treasury futures sell contracts:
158	USD	U.S. Treasury Note 10 Year Futures	March 2022	(20,369,426)	(20,668,375)	(298,949)
Net unrealized appreciation (depreciation)						(923,582)

Centrally cleared credit default swap agreements on credit indices—buy protection13

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American Investment Grade 36 Index	USD	26,400	12/20/26	Quarterly	1.000	627,674	(489,168)	138,506

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 36 Index	USD	250	12/20/26	Quarterly	5.000	(22,767)	21,463	(1,304)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[14](%)	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
MSCI	USD	2	12/20/21	Quarterly	3 Month USD LIBOR	Markit iBoxx USD Liquid High Yield Index	—	1,281	1,281
MSCI	USD	2	12/20/21	Quarterly	Markit iBoxx USD Liquid High Yield Index	3 Month USD LIBOR	—	13,415	13,415
							—	14,696	14,696

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	127,312,883	—	—	127,312,883
Preferred stocks	—	—	0	0
Exchange traded funds	20,226,885	—	—	20,226,885
Asset-backed securities	—	12,726,744	—	12,726,744
Corporate bonds	—	34,187,208	—	34,187,208
Mortgage-backed securities	—	16,219,560	—	16,219,560
Municipal bonds	—	2,127,262	—	2,127,262
Non-U.S. government agency obligations	—	2,013,619	—	2,013,619
U.S. government agency obligations	—	11,512,899	—	11,512,899
U.S. Treasury obligations	—	13,862,213	—	13,862,213
Short-term investments	—	42,305,720	—	42,305,720
Investment of cash collateral from securities loaned	—	3,960,600	—	3,960,600
Swaptions purchased	—	15,391	—	15,391
Futures contracts	159,399	—	—	159,399
Swap agreements	—	36,159	—	36,159
Total	147,699,167	138,967,375	0	286,666,542

Liabilities
Swaptions written	—	(5,217)	—	(5,217)
Futures contracts	(1,082,981)	—	—	(1,082,981)
Swap agreements	—	(489,168)	—	(489,168)
Total	(1,082,981)	(494,385)	—	(1,577,366)

At November 30, 2021, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes
†	Amount represents less than 0.05% or (0.05)%.
*	Non-income producing security.
1	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
2	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.
3	Security, or portion thereof, was on loan at the period end.
4	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
5	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,995,899, represented 12.6% of the Fund's net assets at period end.
6	Perpetual investment. Date shown reflects the next call date.
7	Rate shown reflects annualized yield at the period end on zero coupon bond.
8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
9	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
10	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
11	Rate shown reflects 7 day yield as of November 30, 2021.
12	Includes $ 5,443,690 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $ 3,960,600 and non-cash collateral of $ 1,745,160.
13	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
14	Payments made or received are based on the notional amount.
15	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2021 (unaudited)

Portfolio acronyms
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FRN	Floating Rate Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
Currency type abbreviations
GBP	British Pound
USD	United States Dollar

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2021.